Inventory	12 Months Ended
Dec. 31, 2017
Inventory
Inventory

Inventory consists of the following at December 31, 2017 and 2016:

	2017	2016

Inventory - finished goods	$136,534	$218,592
Inventory - parts	167,613	89,621
Gross inventory	304,147	308,213
Provision for losses and obsolescence	(72,615)	(76,260)
Net inventory	$231,532	$231,953